Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.90%
Alabama: 1.30%
Education revenue: 0.81%
The Public Educational Building Authority of Jacksonville Higher Educational Facilities Revenue Bonds Series 2023A (AGM Insured)	5.00%	8-1-2054	$1,200,000	$ 1,247,910
Water & sewer revenue: 0.49%
Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) ¤	0.00	10-1-2027	920,000	748,654
				1,996,564
Arizona: 1.65%
Education revenue: 0.43%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses 144A	5.00	7-1-2023	55,000	55,279
Phoenix AZ IDA Legacy Traditional School Project Series A 144A	6.50	7-1-2034	500,000	511,232
Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	85,000	85,757
				652,268
Health revenue: 1.22%
Pima County AZ IDA Senior Living Revenue Bonds Series 2022A 144A	7.00	11-15-2057	1,000,000	1,013,845
Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	859,314
				1,873,159
				2,525,427
Arkansas: 0.65%
Industrial development revenue: 0.65%
Arkansas Development Finance Authority Environmental Improvement revenue Bonds Series 2022 144A	5.45	9-1-2052	1,000,000	995,590
California: 5.07%
Airport revenue: 0.66%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00	12-31-2043	1,000,000	1,012,728
Education revenue: 0.29%
California Infrastructure & Economic Development Bank Senior WFCS Portfolio Projects Series A1 144A	5.00	1-1-2056	250,000	191,472
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	253,578
				445,050
Health revenue: 1.33%
California Municipal Finance Authority Palomar Health Certificate of Participation Series 2022A (AGM Insured)	5.25	11-1-2052	500,000	533,795
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California PFA Living Enso Village Project Refunding Bond Series A 144A	5.00%	11-15-2046	$ 500,000	$ 438,408
California Statewide CDA Revenue Bonds Enloe Medical Center Series 2022A (AGM Insured)	5.25	8-15-2052	1,000,000	1,075,112
				2,047,315
Housing revenue: 0.70%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	500,000	385,844
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Social Bonds Series 2021B 144A	4.00	4-1-2057	500,000	343,789
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	425,000	341,622
				1,071,255
Miscellaneous revenue: 0.64%
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	1,000,000	979,392
Tax revenue: 0.56%
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	1,000,000	860,104
Tobacco revenue: 0.22%
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B2 ¤	0.00	6-1-2060	2,000,000	334,600
Utilities revenue: 0.67%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds Series 2023C	5.25	1-1-2054	1,000,000	1,023,477
				7,773,921
Colorado: 8.01%
Airport revenue: 0.68%
Denver Department of Aviation Airport System Revenue Bonds Series 2022D	5.00	11-15-2053	1,000,000	1,050,410
Education revenue: 0.99%
Colorado Board of Trustees School of Mines Institutional Enterprise Revenue Bonds Series 2022B (AGM Insured)	5.25	12-1-2052	1,000,000	1,094,426
Educational & Cultural Facilities Authority Charter School New Summit 144A	4.00	7-1-2061	600,000	427,646
				1,522,072
GO revenue: 5.37%
Aurora Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	950,742
Berthoud-Heritage Metropolitan District #10 Senior Limited Tax GO Bonds Series 2022A	4.75	12-1-2052	500,000	392,601
Chambers Highpoint Metropolitan District #2	5.00	12-1-2051	830,000	714,950
Clear Creek Transit Metropolitan District #2 Series A	5.00	12-1-2050	1,000,000	860,845
Colorado Pronghorn Valley Metropolitan District #1 Limited Tax Series A	4.00	12-1-2051	250,000	185,515
See accompanying notes to portfolio of investments

2  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cottonwood Highlands Metropolitan District #1 Limited Tax Series A	5.00%	12-1-2049	$ 900,000	$ 810,588
Denver International Business Center Metropolitan District #1 Series B	6.00	12-1-2048	1,145,000	1,134,915
Great Western Metropolitan District #5 Refunding Bond	4.75	12-1-2050	1,000,000	854,909
Hogback Metropolitan District Jefferson City Limited Tax Series 2021A	5.00	12-1-2051	585,000	503,911
Murphy Creek Metropolitan District #5 GO Limited Tax Bonds Series A	6.00	12-1-2052	1,000,000	967,655
Westgate Metropolitan District City of Colorado Springs GO Limited Tax Bonds Series 2022	5.13	12-1-2051	1,000,000	850,298
				8,226,929
Tax revenue: 0.64%
Pueblo Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	974,536
Transportation revenue: 0.33%
High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	500,323
				12,274,270
Connecticut: 0.39%
GO revenue: 0.39%
Hartford CT Series A	4.00	4-1-2032	325,000	325,272
Hartford CT Series A	5.00	4-1-2024	105,000	105,174
Hartford CT Series B	5.00	4-1-2033	50,000	50,077
Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	45,072
Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	70,111
				595,706
Delaware: 0.67%
Education revenue: 0.67%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,029,856
District of Columbia: 0.29%
Tobacco revenue: 0.29%
District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	446,941
Florida: 4.38%
Education revenue: 2.29%
Florida Capital Trust Agency Educational Facilities Pineapple Cove Classical Academy Incorporated Project Series A 144A	5.13	7-1-2039	2,000,000	1,911,681
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	252,658
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00	6-30-2056	500,000	352,273
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00	9-15-2045	1,000,000	1,001,532
				3,518,144
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.19%
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00%	11-1-2038	$ 250,000	$ 225,020
Lee County IDA HCFR Bond Series 2022A	5.25	10-1-2052	1,000,000	857,712
St. John's County FL IDA Vicars Landing Project Series A	4.00	12-15-2046	1,000,000	735,541
				1,818,273
Miscellaneous revenue: 0.65%
City of Leesburg FL Special Assessment Revenue Bond Series 2022	5.13	5-1-2037	1,000,000	998,469
Water & sewer revenue: 0.25%
Charlotte County FL IDA Town and Country Utilities Project Series A 144A	4.00	10-1-2051	500,000	385,933
				6,720,819
Georgia: 3.80%
Education revenue: 0.87%
Georgia Private Colleges & Universities Authority Mercer University Project Series 2022	5.25	10-1-2051	1,250,000	1,337,319
Housing revenue: 0.53%
Cobb County GA Student of Development Authority	5.00	7-15-2028	55,000	56,626
Cobb County GA Student of Development Authority	5.00	7-15-2028	745,000	751,104
				807,730
Miscellaneous revenue: 1.06%
Georgia Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series A	5.00	5-15-2049	1,610,000	1,627,834
Transportation revenue: 0.66%
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	1,000,000	1,017,015
Utilities revenue: 0.68%
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Bonds Series 2023A	5.50	7-1-2064	1,000,000	1,040,287
				5,830,185
Guam: 0.33%
Airport revenue: 0.33%
Guam Antonio B. Won Pat International Airport Authority Refunding Bond Series A %%	5.38	10-1-2043	500,000	501,269
Hawaii: 1.34%
Airport revenue: 1.34%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,059,095
Idaho: 0.16%
Education revenue: 0.16%
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	250,143
See accompanying notes to portfolio of investments

4  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 8.01%
Education revenue: 0.96%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00%	10-1-2042	$ 250,000	$ 189,204
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	505,000	513,801
Illinois Finance Authority Charter School Art in Motion Project Social Bonds Series A 144A	5.00	7-1-2051	1,000,000	773,189
				1,476,194
GO revenue: 3.68%
Chicago IL Board of Education CAB School Reform Series A (NPFGC Insured) ¤	0.00	12-1-2025	500,000	455,476
Chicago IL Board of Education Dedicated Capital Improvement Tax Bonds Series 2023	5.75	4-1-2048	500,000	544,386
Chicago IL Series 2023A	5.50	1-1-2041	500,000	529,059
Chicago IL Series 2023A	5.50	1-1-2043	500,000	526,681
Chicago IL Series A	6.00	1-1-2038	1,500,000	1,602,650
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	730,000	667,083
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,000,000	704,106
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	685,000	606,219
				5,635,660
Health revenue: 1.39%
Illinois Finance Authority Revenue Bonds Series 2022A	5.00	8-15-2052	2,000,000	2,127,852
Miscellaneous revenue: 1.11%
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	684,169
Illinois Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bond Series A	5.00	6-15-2050	1,000,000	1,009,552
				1,693,721
Tax revenue: 0.87%
Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,339,499
				12,272,926
Indiana: 1.37%
Education revenue: 1.37%
Indiana Finance Authority Educational Facilities Multipurpose DePauw University Project Series 2022A	5.00	7-1-2047	2,055,000	2,106,431
Iowa: 0.24%
Tobacco revenue: 0.24%
Iowa Tobacco Settlement Authority CAB Asset-Backed Bonds Class 2 Series B2 ¤	0.00	6-1-2065	3,490,000	372,259
Kansas: 1.40%
Health revenue: 0.58%
Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	884,076
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.82%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00%	12-1-2028	$ 320,000	$ 297,554
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB 144A¤	0.00	9-1-2034	2,620,000	967,350
				1,264,904
				2,148,980
Kentucky: 0.59%
Health revenue: 0.59%
Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	905,138
Louisiana: 0.86%
Airport revenue: 0.86%
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,305,000	1,321,686
Maryland: 1.93%
Education revenue: 0.67%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016A 144A	6.90	8-1-2041	1,000,000	1,030,955
Miscellaneous revenue: 0.27%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	500,000	407,200
Transportation revenue: 0.99%
Maryland Economic Development Corporation Private Activity Revenue Bonds Series B	5.25	6-30-2055	1,500,000	1,520,471
				2,958,626
Massachusetts: 2.65%
Health revenue: 2.65%
Massachusetts Development Finance Agency Revenue Refunding Bond Series 2022	5.13	1-1-2040	1,000,000	922,173
Massachusetts Development Finance Agency Revenue Refunding Bond Series G	5.25	7-1-2052	3,000,000	3,143,182
				4,065,355
Michigan: 2.07%
Education revenue: 0.26%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	150,000	125,154
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	277,500	277,610
				402,764
Miscellaneous revenue: 0.81%
Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	75,000	74,760
See accompanying notes to portfolio of investments

6  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50%	10-1-2029	$1,000,000	$ 1,007,373
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	150,000	150,139
				1,232,272
Tax revenue: 1.00%
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2024	20,000	18,702
Detroit MI Downtown Development Authority CAB ¤	0.00	7-1-2025	580,000	511,677
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	1,000,000	1,002,019
				1,532,398
				3,167,434
Minnesota: 2.57%
Education revenue: 1.77%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	4.40	7-1-2025	65,000	64,640
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.00	7-1-2030	195,000	196,176
Ramsey MN Charter School PACT Project Series 2022A	5.00	6-1-2032	1,000,000	979,093
St. Cloud MN Charter School Lease Revenue Bonds Athlos Academy of St. Cloud Series A 144A	5.25	6-1-2032	1,000,000	984,946
Woodbury MN Charter School Woodbury Leadership Academy	4.00	7-1-2051	660,000	484,947
				2,709,802
Health revenue: 0.32%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	495,000	487,339
Housing revenue: 0.48%
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	335,235
Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	400,279
				735,514
				3,932,655
Missouri: 0.39%
Tax revenue: 0.39%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	15,000	14,669
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	595,000	582,528
				597,197
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 4.40%
Education revenue: 1.11%
Camden County NJ Improvement Authority Charter School Revenue Bond Series 2022 144A	5.00%	7-15-2042	$1,175,000	$ 1,192,143
Passaic County Improvement Authority Charter School Revenue Bonds	5.38	7-1-2053	500,000	508,036
				1,700,179
GO revenue: 0.68%
Newark NJ Qualified General Improvement Bonds Series A	5.00	7-15-2027	1,000,000	1,046,746
Industrial development revenue: 0.16%
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	250,373
Miscellaneous revenue: 0.69%
New Jersey EDA Transit Transportation Project Bonds Series A	5.00	11-1-2044	1,000,000	1,048,194
Transportation revenue: 1.76%
New Jersey TTFA Transportation Program Bonds Series CC	5.50	6-15-2050	500,000	551,836
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	1,000,000	1,031,793
South Jersey Transportation Authority Transportation System Revenue Bonds 2022 Series A	5.25	11-1-2052	1,075,000	1,118,630
				2,702,259
				6,747,751
New York: 12.25%
Airport revenue: 2.43%
New York Transportation Development Corporation Special Facilities Revenue Bond Series 2016	5.00	7-1-2046	1,000,000	1,001,969
New York Transportation Development Corporation Special Facilities Revenue Bond Series 2016A	5.25	1-1-2050	1,000,000	1,002,805
New York Transportation Development Corporation Special Facilities Revenue Bond Series 2022	5.00	12-1-2041	1,660,000	1,728,009
				3,732,783
Education revenue: 4.22%
Build NYC Resource Corporation Friends of Hellenic Classical 144A	5.00	12-1-2041	1,200,000	1,061,356
Build NYC Resource Corporation Revenue Bonds Series 2022 144A	5.75	6-1-2052	1,000,000	1,013,955
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	500,000	370,789
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	1,000,000	961,544
Hempstead NY Local Development Corporation The Evergreen Charter School Project Series A	5.25	6-15-2052	2,000,000	1,916,367
New York Dormitory Authority Supported Debt St. Joseph's College	4.00	7-1-2035	400,000	391,617
New York Dormitory Authority Supported Debt St. Joseph's College	5.00	7-1-2051	750,000	756,107
				6,471,735
GO revenue: 1.46%
New York GO Fiscal 2023 Series B	5.25	10-1-2047	2,000,000	2,233,293
See accompanying notes to portfolio of investments

8  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.63%
Westchester County NY Local Development Corporation Revenue Bond Series 2016	5.00%	11-1-2046	$1,000,000	$ 961,349
Miscellaneous revenue: 1.31%
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations Revenue Bonds Series 2016A	5.00	11-15-2056	2,000,000	2,002,406
Tax revenue: 1.00%
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2021 Series E Subseries E1	3.00	2-1-2051	1,000,000	763,105
New York Dormitory Authority of the State Personal Income Tax Revenue Bonds Series 2020A	3.00	3-15-2050	1,000,000	767,003
				1,530,108
Tobacco revenue: 0.18%
Suffolk County NY Tobacco Securitization Corporation Settlement CAB Asset-Backed Bonds ¤	0.00	6-1-2066	2,500,000	279,705
Transportation revenue: 1.02%
Metropolitan Transportation Authority Revenue Green Bonds Series 2020C	5.25	11-15-2055	1,500,000	1,571,493
				18,782,872
Ohio: 5.53%
Education revenue: 1.18%
Ohio Higher Education Facility Commission The Capital University of Higher Educational 2022 Project	6.00	9-1-2052	1,250,000	1,293,852
Ohio Higher Education Facility Commission The Cleveland Institute of Music 2022 Project	5.38	12-1-2052	500,000	512,349
				1,806,201
GO revenue: 2.62%
Ohio School Facilities Construction Pickerington Local School District Fairfield and Franklin Countries Improvement Bonds Series 2023	4.38	12-1-2049	2,000,000	2,025,889
Ohio Treasurer Private Activity Bonds Series 2015	5.00	6-30-2053	2,000,000	1,993,004
				4,018,893
Resource recovery revenue: 0.52%
Southern Ohio Port Authority Exempt Facility Revenue PureCycle Project 144A	7.00	12-1-2042	1,000,000	799,221
Tobacco revenue: 1.21%
Buckeye Tobacco Settlement Financing Authority	5.00	6-1-2055	985,000	891,840
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	8,000,000	955,050
				1,846,890
				8,471,205
See accompanying notes to portfolio of investments

Allspring High Yield Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 1.36%
Health revenue: 1.36%
Hospital Facility Authority of Polk County Revenue Bond Dallas Retirement Village Project Series 2015A	5.00%	7-1-2025	$ 345,000	$ 340,523
Oregon Facilities Authority Revenue Refunding Bond Samaritan Health Services Project Series A	5.00	10-1-2040	1,685,000	1,740,605
				2,081,128
Pennsylvania: 4.51%
Education revenue: 0.42%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	25,000	25,100
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	241,631
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	377,222
				643,953
Health revenue: 3.55%
Lancaster County Hospital Authority Series 2021	5.00	11-1-2051	1,000,000	1,037,137
Pennsylvania EDFA Private Activity Revenue Bonds Series 2022	5.25	6-30-2053	3,500,000	3,544,937
Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	871,177
				5,453,251
Miscellaneous revenue: 0.54%
Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	887,000	823,320
				6,920,524
South Carolina: 1.53%
Education revenue: 0.66%
South Carolina Jobs EDA Refunding Bond Columbia College Project	5.75	10-1-2045	500,000	445,733
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	5.75	11-1-2023	35,000	35,574
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	7.25	11-1-2045	500,000	533,237
				1,014,544
Health revenue: 0.55%
South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond Series A	5.00	4-1-2048	1,000,000	846,290
Resource recovery revenue: 0.32%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	400,000
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC Green Bond	8.00	12-6-2029	100,000	81,828
				481,828
				2,342,662
See accompanying notes to portfolio of investments

10  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 0.73%
Tax revenue: 0.73%
Bristol TN Industrial Development Board Sales Tax CAB Series B 144A¤	0.00%	12-1-2031	$1,000,000	$ 615,642
Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	506,631
				1,122,273
Texas: 4.65%
Education revenue: 2.20%
Arlington TX Higher Education Finance Corporation Refunding Bond Legacy Traditional Schools Series A 144A	6.38	2-15-2052	1,500,000	1,436,101
Arlington TX Higher Education Finance Corporation Refunding Bond Wayside Schools Series A	4.00	8-15-2046	860,000	652,400
Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	325,908
Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,000,000	961,327
				3,375,736
GO revenue: 0.62%
Port Isabel TX Series 2019 144A	5.10	2-15-2049	925,000	945,151
Tax revenue: 0.28%
Baytown TX Municipal Development District Hotel Second Lien Baytown Convention 144A	5.00	10-1-2050	500,000	422,016
Transportation revenue: 1.42%
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	5.00	6-30-2058	2,000,000	1,973,530
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	202,243
				2,175,773
Utilities revenue: 0.13%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	202,719
				7,121,395
Utah: 1.63%
Education revenue: 0.62%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	5.00	6-15-2041	1,020,000	940,761
Miscellaneous revenue: 0.46%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Mountain Village Assessment Area #2 144A	4.00	8-1-2050	1,000,000	709,425
Tax revenue: 0.55%
Utah Inland Port Authority Crossroads Public Infrastructure District Tax Differential Revenue 144A	4.38	6-1-2052	1,000,000	848,134
				2,498,320
See accompanying notes to portfolio of investments

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Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 1.77%
Health revenue: 0.49%
Roanoke VA EDA Residential Care Richfield Living	5.13%	9-1-2055	$1,210,000	$ 756,417
Transportation revenue: 1.28%
Virginia Small Business Financing Authority Private Activity Revenue Bonds Series 2017	5.00	12-31-2052	2,000,000	1,960,395
				2,716,812
Washington: 0.50%
Health revenue: 0.50%
Washington Health Care Facilities Authority Revenue Bonds Series 2020	5.00	9-1-2050	750,000	771,595
West Virginia: 0.99%
Tax revenue: 0.99%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,523,099
Wisconsin: 6.93%
Education revenue: 4.60%
Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	160,000	161,165
Wisconsin PFA Education Revenue Bond Uwharrie Charter Academy Project Series 2022A 144A	5.00	6-15-2042	1,310,000	1,202,272
Wisconsin PFA Education Revenue Bonds Triad Educational Services Series 2022	5.00	6-15-2042	1,140,000	1,137,217
Wisconsin PFA Education Revenue Bonds Triad Educational Services Series 2022	5.25	6-15-2052	1,610,000	1,598,500
Wisconsin PFA Educational Facility Revenue Refunding Bond Estancia Valley Classical 144A	4.25	7-1-2051	1,000,000	717,635
Wisconsin PFA Research Triangle High School Project Series 2015A 144A	5.63	7-1-2045	1,000,000	1,006,064
Wisconsin PFA Wilson Preparatory Academy Series A 144A	5.00	6-15-2039	1,285,000	1,233,889
				7,056,742
Health revenue: 0.77%
Wisconsin HEFA Revenue Bond Senior Housing Incorporate Series A	5.25	8-1-2048	1,500,000	1,169,967
Housing revenue: 1.56%
Wisconsin Housing and Economic Development Authority Demand Home Ownership Revenue Bonds Series E (FHLB SPA) ø	4.05	9-1-2035	1,850,000	1,850,000
Wisconsin PFA Education Revenue Bonds Eastern Michigan University Student Housing Project Series 2022 (BAM Insured)	5.50	7-1-2052	500,000	543,029
				2,393,029
				10,619,738
Total Municipal obligations (Cost $155,707,768)				148,567,847

See accompanying notes to portfolio of investments

12  |  Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.34%
Investment companies: 2.34%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		4.12%	3,589,550	$ 3,589,909
Total Short-term investments (Cost $3,590,267)				3,589,909
Total investments in securities (Cost $159,298,035)	99.24%			152,157,756
Other assets and liabilities, net	0.76			1,159,862
Total net assets	100.00%			$153,317,618

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$5,593,920	$91,802,479	$(93,801,289)	$(4,842)	$(359)	$3,589,909	3,589,550	$90,734
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$148,567,847	$0	$148,567,847
Short-term investments
Investment companies	3,589,909	0	0	3,589,909
Total assets	$3,589,909	$148,567,847	$0	$152,157,756
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

14  |  Allspring High Yield Municipal Bond Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

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